Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

Note 7.	Debt

Working Capital Line of Credit

The Company entered into a $14,000,000 revolving line of credit with ACF Finco I, LP on August 31, 2016, the proceeds of which were used to pay off the prior line of credit, pay new loan costs of approximately $309,000, and provide additional working capital to the company. This facility was amended on November 18, 2016, June 19, 2017, October 16, 2017, September 19, 2018 and November 8, 2018. In the fourth amendment the term of this facility was extended to a term of 5 years from the effective date and is subject to early termination by the lender upon defined events of default. The Company continues to be obligated to meet certain financial covenants.

The line of credit bears an interest rate equal to the greater of 3 Month LIBOR rate plus 6.25%, the Prime rate plus 3.0% or a fixed rate of 6.5%.

The Ares line of credit agreement is subject to the following terms:

●	Borrowing is based on up to 85% of eligible accounts receivable plus the net orderly liquidation value of eligible inventory at the same rate, subject to certain defined limitations.
●	The line is collateralized by substantially all the assets and property of the Company and is personally guaranteed by the stockholder of the Company.
●	The Company is restricted to specified distribution payments, use of funds, and is required to comply with certain other covenants including certain financial ratios.
●	All cash received by the Company is applied against the outstanding loan balance.
●	A subjective acceleration clause allows Ares to call the note upon a material adverse change.

During the year ended December 31, 2018, the Company failed to meet certain financial covenants. The bank issued the fourth amendment to the loan and security agreement dated September 19, 2018 waiving the defaults of the financial covenants, and resetting certain financial covenants. The Company is in compliance with all bank covenants as of December 31, 2018.

On November 8, 2018, Inc. the company entered into the fifth amendment to the loan and security agreement with Ares Financial. This amendment memorialized the change in ownership of John Keeler & Co., Inc as a wholly owned subsidiary of Blue Star Foods Corp. as well as the change of John Keeler from CEO to Executive Chairman, and the appointment of Carlos Faria as the CEO of John Keeler& Co., Inc.

The Company analyzed the Line of Credit modification under ASC 470-50-40-21 and determined that the modification did not trigger any additional accounting due to the revolving line of credit remain unchanged

As of December 31, 2018, the line of credit bears interest rate of 8.96%.

As of December 31, 2018 and 2017, the line of credit had an outstanding balance of approximately $8,204,000 and $12,100,000, respectively.

The Company amortizes loan costs on a straight-line basis, which approximates the interest method, over the term of the credit facility. The Company added loan costs associated with the working capital lines of credit of approximately $70,000 and $115,000 for the twelve months ending December 31, 2018 and 2017, leaving balances in the asset of $109,200 and $195,000, net of approximately $384,500 and $229,000 of accumulated amortization as of December 31, 2018 and 2017, respectively. The Company recorded amortization expense of approximately $155,500 and $164,000 during the years ended December 31, 2018 and 2017, respectively.

Long-Term Debt

As of December 31, 2018 and 2017, long-term debt consisted of a note payable outstanding with Mercedes-Benz Financial Services (“MB Financial”). The Company entered into a loan agreement with MB Financial on November 30, 2014 to finance the purchase of an automobile. The loan bears interest at 5.56% per annum and requires monthly installment of approximately $3,000, inclusive of interest. The loan matures on November 30, 2019.

As of December 31, 2018 and 2017, this loan had an outstanding balance of approximately $31,200 and $69,000, respectively.

At December 31, 2018, scheduled principal payments related to long-term debt are as follows:

2019	31,200

Total	$31,200

Interest expense for third party debt totaled approximately $820,500 and $807,000 for the years ended December 31, 2018 and 2017, respectively.